Securitizations (Schedule of Cash Flows Received From and Paid to the SPEs) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Proceeds from transfer of lease receivables	¥ 286,356	¥ 172,327	¥ 234,984
Securitization of Lease Receivables [Member]
Proceeds from transfer of lease receivables	120,197	167,483	254,211
Servicing fees received		72	78
Purchases of delinquent or ineligible assets		¥ (60,983)	¥ (46,760)